Employee Future Benefits - Components of AOCI and Regulatory Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Pension and Other Postretirement Benefit Plans, Net Regulatory Assets [Abstract]
Regulatory assets (Note 8)	$ 4,384	$ 4,009
Regulatory liabilities (Note 8)	(3,958)	(3,915)
Defined Benefit Pension Plans
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax [Abstract]
Unamortized net actuarial losses (gains)	12	9
Unamortized past service costs	1	1
Income tax (recovery) expense	(3)	(2)
Accumulated other comprehensive income	10	8
Pension and Other Postretirement Benefit Plans, Net Regulatory Assets [Abstract]
Net actuarial losses (gains)	189	103
Past service credits	(2)	(4)
Other regulatory deferrals	(11)	(6)
Regulatory assets (Note 8)	254	207
Regulatory liabilities (Note 8)	(78)	(114)
Net regulatory assets (liabilities)	176	93
OPEB Plans
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax [Abstract]
Unamortized net actuarial losses (gains)	(10)	(11)
Unamortized past service costs	6	7
Income tax (recovery) expense	1	1
Accumulated other comprehensive income	(3)	(3)
Pension and Other Postretirement Benefit Plans, Net Regulatory Assets [Abstract]
Net actuarial losses (gains)	(215)	(195)
Past service credits	(3)	(4)
Other regulatory deferrals	2	7
Regulatory assets (Note 8)	0	0
Regulatory liabilities (Note 8)	(216)	(192)
Net regulatory assets (liabilities)	$ (216)	$ (192)